Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000201187 | iShares MSCI USA Min Vol Factor ETF8173730
Holdings [Line Items]
Percent of Total Investments	4.90%
C000201187 | DFA Real Estate Securities Portfolio8173714
Holdings [Line Items]
Percent of Total Investments	4.80%
C000201187 | DFA US Targeted Value Portfolio8173721
Holdings [Line Items]
Percent of Total Investments	4.30%
C000201187 | Dimensional US Targeted Value ETF8173727
Holdings [Line Items]
Percent of Total Investments	3.40%
C000201187 | Microsoft8174037
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201187 | Apple8173786
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201187 | NVIDIA8174061
Holdings [Line Items]
Percent of Total Investments	2.80%
C000201187 | Avantis U.S. Small Capital Value ETF8173711
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201187 | Vanguard US Value Factor ETF8173738
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201187 | iShares MSCI USA Momentum Factor ETF8173733
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201187 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000201187 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000201187 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201187 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201187 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000201187 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000201187 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000201187 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000201187 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000201187 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000201187 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000201187 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000201187 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000201187 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	33.30%
C000201184 | DFA Large Cap International Portfolio8174992
Holdings [Line Items]
Percent of Total Investments	10.10%
C000201184 | DFA Emerging Markets Portfolio8174965
Holdings [Line Items]
Percent of Total Investments	7.40%
C000201184 | DFA International High Relative Profitability Portfolio8174980
Holdings [Line Items]
Percent of Total Investments	5.40%
C000201184 | Avantis Emerging Markets Equity ETF8174955
Holdings [Line Items]
Percent of Total Investments	5.30%
C000201184 | DFA International Value Portfolio8174976
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201184 | DFA International Small Cap Value Portfolio8174989
Holdings [Line Items]
Percent of Total Investments	5.00%
C000201184 | DFA Emerging Markets Small Cap Portfolio8174968
Holdings [Line Items]
Percent of Total Investments	4.60%
C000201184 | iShares MSCI EAFE Min Vol Factor ETF8174999
Holdings [Line Items]
Percent of Total Investments	3.50%
C000201184 | iShares MSCI Emerging Markets Min Vol Factor ETF8175000
Holdings [Line Items]
Percent of Total Investments	3.50%
C000201184 | AQR International Defensive Style Fund8174952
Holdings [Line Items]
Percent of Total Investments	3.20%
C000201184 | France
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201184 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201184 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000201184 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000201184 | China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201184 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000201184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000201184 | United States
Holdings [Line Items]
Percent of Net Asset Value	69.40%
C000201182 | DFA US Targeted Value Portfolio8175491
Holdings [Line Items]
Percent of Total Investments	4.10%
C000201182 | DFA Large Cap International Portfolio8175483
Holdings [Line Items]
Percent of Total Investments	3.70%
C000201182 | DFA Real Estate Securities Portfolio8175485
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201182 | iShares MSCI Global Min Vol Factor ETF8175508
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201182 | iShares MSCI USA Momentum Factor ETF8175513
Holdings [Line Items]
Percent of Total Investments	2.90%
C000201182 | DFA International High Relative Profitability Portfolio8175472
Holdings [Line Items]
Percent of Total Investments	2.20%
C000201182 | DFA International Value Portfolio8175469
Holdings [Line Items]
Percent of Total Investments	2.00%
C000201182 | Microsoft8175621
Holdings [Line Items]
Percent of Total Investments	1.80%
C000201182 | DFA International Small Cap Value Portfolio8175481
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201182 | Apple8176106
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201182 | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201182 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201182 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201182 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201182 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000201182 | China
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000201182 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201182 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000201182 | United States
Holdings [Line Items]
Percent of Net Asset Value	87.50%
C000201182 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000201186 | AQR Large Capital Multi-Style Fund8176896
Holdings [Line Items]
Percent of Total Investments	14.40%
C000201186 | Dimensional US Equity ETF8176944
Holdings [Line Items]
Percent of Total Investments	12.80%
C000201186 | AQR International Multi-Style Fund8176893
Holdings [Line Items]
Percent of Total Investments	10.00%
C000201186 | DFA US High Relative Profitability Portfolio8176932
Holdings [Line Items]
Percent of Total Investments	6.70%
C000201186 | Dimensional US Targeted Value ETF8176952
Holdings [Line Items]
Percent of Total Investments	6.70%
C000201186 | Dimensional US Marketwide Value ETF8176946
Holdings [Line Items]
Percent of Total Investments	6.00%
C000201186 | iShares MSCI Global Min Vol Factor ETF8176955
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201186 | AQR Emerging Multi-Style II Fund8176887
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201186 | DFA Large Cap International Portfolio8176926
Holdings [Line Items]
Percent of Total Investments	3.80%
C000201186 | Dimensional US Core Equity 2 ETF8176941
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201186 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000201186 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000201188 | FNMA8177902
Holdings [Line Items]
Percent of Total Investments	2.70%
C000201188 | FNMA8177915
Holdings [Line Items]
Percent of Total Investments	2.10%
C000201188 | FNMA8177925
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201188 | FNMA8177883
Holdings [Line Items]
Percent of Total Investments	1.50%
C000201188 | FNMA8177885
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201188 | U.S. Treasury Bonds8177060
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Bonds8177052
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201188 | U.S. Treasury Bonds8177049
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | FNMA8177909
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | U.S. Treasury Bonds8177080
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201188 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201188 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000201188 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000201188 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000201188 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000201188 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000201188 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000201185 | DFA Short-Term Municipal Bond Portfolio8177320
Holdings [Line Items]
Percent of Total Investments	48.00%
C000201185 | DFA Intermediate-Term Municipal Bond Portfolio8177317
Holdings [Line Items]
Percent of Total Investments	24.90%
C000201185 | iShares Short-Term National Muni Bond ETF8177328
Holdings [Line Items]
Percent of Total Investments	11.00%
C000201185 | Vanguard Tax-Exempt Bond Index ETF8177331
Holdings [Line Items]
Percent of Total Investments	9.90%
C000201185 | iShares National Muni Bond ETF8177325
Holdings [Line Items]
Percent of Total Investments	5.10%
C000201185 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000201185 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000201183 | U.S. Treasury Bonds8178369
Holdings [Line Items]
Percent of Total Investments	5.60%
C000201183 | French Republic Government Bond OAT8178157
Holdings [Line Items]
Percent of Total Investments	3.80%
C000201183 | U.S. Treasury Notes8177429
Holdings [Line Items]
Percent of Total Investments	3.30%
C000201183 | Japan Government Twenty Year Bond8178382
Holdings [Line Items]
Percent of Total Investments	2.40%
C000201183 | U.S. Treasury Notes8177425
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | United Kingdom Gilt8178218
Holdings [Line Items]
Percent of Total Investments	1.70%
C000201183 | Spain Government Bond8178137
Holdings [Line Items]
Percent of Total Investments	1.60%
C000201183 | Bundesschatzanweisungen8178078
Holdings [Line Items]
Percent of Total Investments	1.30%
C000201183 | U.S. Treasury Notes8177432
Holdings [Line Items]
Percent of Total Investments	1.20%
C000201183 | FNMA8177343
Holdings [Line Items]
Percent of Total Investments	1.10%
C000201183 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000201183 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000201183 | Sovereign Debt
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000201183 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000201183 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000201183 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000201181 | AQR Diversified Arbitrage Fund8177974
Holdings [Line Items]
Percent of Total Investments	47.60%
C000201181 | AQR Managed Futures Strategy Fund8177976
Holdings [Line Items]
Percent of Total Investments	23.10%
C000201181 | AQR Style Premia Alternative Fund8177979
Holdings [Line Items]
Percent of Total Investments	19.30%
C000201181 | AQR Alternative Risk Premia Fund8177971
Holdings [Line Items]
Percent of Total Investments	4.70%
C000201181 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000201181 | Registered Investment Company
Holdings [Line Items]
Percent of Net Asset Value	94.70%